Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ 21,714	$ 13,137	$ 16,520
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	3,799	3,856	2,767
Write-down of obsolete inventory	2,918	3,170	219
Change in liability for employees' severance benefits, net	171	126	(112)
Discount on marketable securities, net	217	358	561
Share-based compensation expense	2,425	1,550	1,998
Deferred taxes income	453	(260)	(907)
Capital gain			(3)
Changes in assets and liabilities:
Accounts receivable - trade	(13,237)	(4,007)	(4,850)
Accounts receivable - other	(2,475)	(1,832)	127
Accounts receivable - related parties	(208)	56	(83)
Inventories	(10,287)	(21,426)	(939)
Trade accounts payable	1,698	1,809	234
Other accounts payable and accrued expenses	(1,144)	1,098	853
Contingent consideration benefit	(4,642)	(334)	(3,090)
Accounts payable - related parties	6	(8)	(8)
Net cash provided by (used in) operating activities	1,408	(2,707)	13,287
Cash flows from investing activities
Proceeds from short term bank deposits, net			4,000
Sale of property, plant and equipment			19
Purchase of property, plant and equipment	(1,690)	(1,441)	(2,984)
Investment in intangible assets	(11)
Proceeds from maturity of marketable securities	16,175	8,575	15,100
Purchases of marketable securities	(5,961)		(12,935)
Business acquisition, net of acquired cash (see Note 3)			(10,000)
Net cash provided by (used in) investing activities	8,513	7,134	(6,800)
Cash flows from financing activities
Exercise of options	2,651	952	943
Dividend	(7,382)	(7,312)	(7,274)
Payment made in connection with contingent consideration		(4,463)
Net cash used in financing activities	(4,731)	(10,823)	(6,331)
Effect of exchange rate changes on cash balances held	(86)	135	132
Increase (decrease) in cash and cash equivalents	5,104	(6,261)	288
Cash and cash equivalents at beginning of year	11,917	18,178	17,890
Cash and cash equivalents at end of year	17,021	11,917	18,178
Supplementary cash flow information Non-cash transactions:
Investments in PPE and intangible assets	119	39	72
Supplementary cash flow information Cash paid during the year for:
Income taxes	$ 4,584	$ 4,648	$ 4,487